Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2015
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	9.00%
Inherent MSR value (basis points per loan)	30.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	196.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	79.00%
Inherent MSR value (basis points per loan)	120.00%